Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 61,674,000	$ 53,064,000		$ 69,564,000
Administrative fee income, affiliate	100,000	100,000		200,000
Realized gains on contract derivative, net	2,866,000	2,992,000		103,000
Platform fees, net
Disaggregation of Revenue [Line Items]
Revenue	56,783,000	50,757,000		66,853,000
Administrative fee income, affiliate		200,000	$ 200,000	300,000
Other revenues
Disaggregation of Revenue [Line Items]
Revenue	$ 4,891,000	$ 2,307,000		$ 2,711,000